Document And Entity Information	Feb. 11, 2022
Document Information [Line Items]
Entity, Registrant Name	DIAMEDICA THERAPEUTICS INC.
Document, Type	8-K
Document, Period End Date	Feb. 11, 2022
Entity, Incorporation, State or Country Code	A1
Entity, File Number	001-36291
Entity, Address, Address Line One	Two Carlson Parkway
Entity, Address, Address Line Two	Suite 260
Entity, Address, City or Town	Minneapolis
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55447
City Area Code	763
Local Phone Number	312-6755
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common shares
Trading Symbol	DMAC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	true
Amendment Flag	false
Entity, Central Index Key	0001401040